Foreign Currency Translation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Foreign Currency Translation
(14)	Foreign Currency Translation

An analysis of foreign currency translation, net of tax for the respective six month periods ended June 30 is as follows:

	2016	2015
Beginning amount of cumulative translation adjustments	$6,231	10,240
Aggregate adjustment for the period resulting from translation adjustments	2,140	(2,663)
Aggregate of income tax (benefit) expense for the period related to the aggregate adjustment	(749)	932

Net aggregate translation included in equity	1,391	(1,731)

Ending amount of cumulative translation adjustments	$7,622	8,509

Canadian foreign exchange rate at end of 6 month period	0.77000	0.80099

(22)	Foreign Currency Translation

An analysis of foreign currency translation, net of tax for the respective years ended December 31 is as follows:

	2015	2014	2013
Beginning amount of cumulative translation adjustments	$10,240	12,343	13,993
Aggregate adjustment for the period resulting from translation adjustments	(6,168)	(3,235)	(2,539)
Amount of income tax expense for the period related to aggregate adjustment	2,159	1,132	889

Net aggregate translation included in equity	(4,009)	(2,103)	(1,650)

Ending amount of cumulative translation adjustments	$6,231	10,240	12,343

Canadian foreign exchange rate at end of year	0.71989	0.86337	0.94120